Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

28 September 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, NY 10036

Re:	Nissan Auto Receivables 2015-C Owner Trust

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts and installment loans that are backed by new, near new and used automobiles and light-duty trucks (the “Receivables”) relating to the Nissan Auto Receivables 2015-C Owner Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

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For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “BANKFILE1_P601_TOTAL_D010915.txt” and the corresponding record layout and decode information (the “Statistical Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 31 August 2015 (the “Statistical Cut-off Date”) on certain motor vehicle retail installment contracts and installment loans (the “Statistical Receivables”) that are expected to be representative of the Receivables and

ii.	Labeled “AUTO DECISIONED TABLE NAR 15-C.xlsx” (the “Auto Decision Data File,” together with the Statistical Data File, the “Provided Data Files”), which the Sponsor, on behalf of the Depositor, indicated contains information related to the approval type characteristic for the Statistical Receivables on the Statistical Data File,

b.	Imaged copies of:

i.	The retail installment sale contract, motor vehicle retail installment sales contract, simple interest retail installment contract, simple interest vehicle contract for sale or security agreement and correction notice (collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”) and

iii.	The certificate of title, notice of recorded lien, notice of security interest, notification of lien perfection, lien and title information form, Maryland notice of security interest filing, title application, application for certificate of title or receipt for RD-108 dealer transaction (collectively, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A and

d.	Instructions, assumptions and methodologies (which are described in Attachment A).

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The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 September 2015

A member firm of Ernst & Young Global Limited

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, for each Statistical Receivable on the Statistical Data File, we appended the Statistical Data File with the corresponding approval type information on the Auto Decision Data File. The Statistical Data File, as appended, is hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Statistical Receivables from the Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Sample Receivables from the Statistical Receivables on the Data File.

3.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed that the Sponsor or Infiniti Financial Services (“IFS”) was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Receivable to the Sponsor or IFS on the Title.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number
1	XXXXXXXX633790001
2	XXXXXXXX057650001
3	XXXXXXXX266890001
4	XXXXXXXX712260001
5	XXXXXXXX200960001
6	XXXXXXXX717110001
7	XXXXXXXX446000001
8	XXXXXXXX919710001
9	XXXXXXXX069110001
10	XXXXXXXX098370001
11	XXXXXXXX121910001
12	XXXXXXXX764240001
13	XXXXXXXX959560001
14	XXXXXXXX957630001
15	XXXXXXXX659480001
16	XXXXXXXX058960001
17	XXXXXXXX471220001
18	XXXXXXXX875390001
19	XXXXXXXX926240001
20	XXXXXXXX541150001
21	XXXXXXXX605220001
22	XXXXXXXX629380001
23	XXXXXXXX829680001
24	XXXXXXXX195540001
25	XXXXXXXX759340001
26	XXXXXXXX849760001
27	XXXXXXXX013130001
28	XXXXXXXX263420001
29	XXXXXXXX405010001
30	XXXXXXXX595260001
31	XXXXXXXX702680001
32	XXXXXXXX124080001
33	XXXXXXXX405440001
34	XXXXXXXX587470001
35	XXXXXXXX135110001
36	XXXXXXXX331420001
37	XXXXXXXX776460001

Sample Receivable Number	Account Number
38	XXXXXXXX978410001
39	XXXXXXXX513900001
40	XXXXXXXX657150001
41	XXXXXXXX136870001
42	XXXXXXXX791270001
43	XXXXXXXX024070001
44	XXXXXXXX158990001
45	XXXXXXXX070950001
46	XXXXXXXX775030001
47	XXXXXXXX999360001
48	XXXXXXXX055180001
49	XXXXXXXX402430001
50	XXXXXXXX102570001
51	XXXXXXXX424530001
52	XXXXXXXX747430001
53	XXXXXXXX229780001
54	XXXXXXXX930960001
55	XXXXXXXX281120001
56	XXXXXXXX456610001
57	XXXXXXXX994550001
58	XXXXXXXX312240001
59	XXXXXXXX192220001
60	XXXXXXXX835910001
61	XXXXXXXX698070001
62	XXXXXXXX435130001
63	XXXXXXXX951370001
64	XXXXXXXX488190001
65	XXXXXXXX610600001
66	XXXXXXXX747010001
67	XXXXXXXX774790001
68	XXXXXXXX800720001
69	XXXXXXXX976260001
70	XXXXXXXX566730001
71	XXXXXXXX855410001
72	XXXXXXXX908870001
73	XXXXXXXX365960001
74	XXXXXXXX462140001

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Exhibit 1 to Attachment A

Sample Receivable Number	Account Number
75	XXXXXXXX526800001
76	XXXXXXXX766340001
77	XXXXXXXX833970001
78	XXXXXXXX059780001
79	XXXXXXXX107100001
80	XXXXXXXX279150001
81	XXXXXXXX286090001
82	XXXXXXXX492930001
83	XXXXXXXX160790001
84	XXXXXXXX231320001
85	XXXXXXXX417930001
86	XXXXXXXX460590001
87	XXXXXXXX538370001
88	XXXXXXXX817680001
89	XXXXXXXX010440001
90	XXXXXXXX954800001
91	XXXXXXXX038470001
92	XXXXXXXX191420001
93	XXXXXXXX193710001
94	XXXXXXXX298300001
95	XXXXXXXX445540001
96	XXXXXXXX595590001
97	XXXXXXXX604360001
98	XXXXXXXX161700001
99	XXXXXXXX172460001
100	XXXXXXXX229520001

Sample Receivable Number	Account Number
101	XXXXXXXX332610001
102	XXXXXXXX791290001
103	XXXXXXXX998090001
104	XXXXXXXX269370001
105	XXXXXXXX295890001
106	XXXXXXXX451680001
107	XXXXXXXX625460001
108	XXXXXXXX751410001
109	XXXXXXXX864450001
110	XXXXXXXX905150001
111	XXXXXXXX163660001
112	XXXXXXXX230650001
113	XXXXXXXX329590001
114	XXXXXXXX809210001
115	XXXXXXXX838230001
116	XXXXXXXX053870001
117	XXXXXXXX746480001
118	XXXXXXXX827240001
119	XXXXXXXX402440001
120	XXXXXXXX285240001
121	XXXXXXXX044110001
122	XXXXXXXX987240001
123	XXXXXXXX184150001
124	XXXXXXXX376140001
125	XXXXXXXX392930001

Note:

To protect the personal information of the borrowers, all account numbers in this report have been redacted to only display the last 9 digits.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)
Account number	Contract and System Screen Shots	i.

Origination date	Contract and System Screen Shots

Model	Contract and System Screen Shots

Original principal balance	Contract and System Screen Shots

Annual percentage rate	Contract and System Screen Shots

Monthly payment amount	Contract and System Screen Shots	ii., iii.

Number of scheduled payments	Contract and System Screen Shots	iv.

Customer state	Contract

Electronic contract (Y/N)	Contract

VIN	Contract, System Screen Shots and Title

Model year	Contract, System Screen Shots and Title

Next payment due date	System Screen Shots

Current principal balance	System Screen Shots

Maturity date	System Screen Shots

FICO score	System Screen Shots

Approval type	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the monthly payment amount Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.	For the purpose of comparing the monthly payment amount Sample Characteristic for Sample Receivable number 12, the Sponsor, on behalf of the Depositor, instructed us to ignore the deferred downpayment amount shown on the Contract.

iv.	For the purpose of comparing the number of scheduled payments Sample Characteristic for Sample Receivable number 12, the Sponsor, on behalf of the Depositor, instructed us not to include the deferred downpayment shown on the Contract as one of the scheduled payments.

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Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Data File Value	Source Document Value
38	Model	ROGUE SELE	ALTIMA
	Model year	14	15

122	Customer state	AZ	CA

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